Above / below market acquired charters	6 Months Ended
Jun. 30, 2024
Above Below Market Acquired Charters
Above / below market acquired charters

6. Above / below market acquired charters

During the six-month period ended June 30, 2024, the Partnership acquired the LNG/C Axios II, the LNG/C Apostolos and the LNG/C Aktoras with time and bareboat charter daily rates being above the market rates for equivalent time and bareboat charters prevailing at the time of acquisitions (Note 5a). During the six-month period ended June 30, 2024, the Partnership also acquired the LNG/C Assos with time charter attached to the vessel, with time charter daily rate being below market rate for equivalent time charter prevailing at the time of acquisition (Note 5a).

The fair value of the time and the bareboat charters attached to the vessels representing the difference between the time and the bareboat charter rates at which the vessels were fixed and the market rates for comparable charters as determined by reference to market data on the acquisition dates were recorded as “Above market acquired charters” under other non-current assets or “Below market acquired charters” under long-term liabilities in the unaudited condensed consolidated balance sheet as of the acquisition dates, respectively. The fair values of the time and the bareboat charters attached were determined using Level 2 inputs being market values on the acquisition dates (Note 9).

During the six-month period ended June 30, 2024, the Partnership disposed of the M/V Seattle Express and the M/V Fos Express along with their time charters attached (Note 5a).

Above / below market time and bareboat charters acquired are amortized / accreted using the straight-line method as a reduction / increase to revenues over the remaining term of the charters. For the six-month periods ended June 30, 2024, and 2023 such amortization and accretion to time and bareboat charter revenues for the above and below market acquired time and bareboat charters amounted to $10,812 and $1,520, respectively.

An analysis of above / below market acquired time and bareboat charters is as follows:

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2024	$83,389	$(88,543)
Additions	58,254	(5,036)
Disposals	—	2,910
(Amortization) / accretion	(18,283)	7,471
Carrying amount as at June 30, 2024	$123,360	$(83,198)

As of June 30, 2024, the remaining carrying amount of unamortized above / below market acquired time and bareboat charters was $123,360 and $83,198 respectively and will be amortized / accreted in future periods as follows:

For the twelve-month periods ended June 30,	Above market acquired charters	Below market acquired charters
2025	$39,264	$(14,302)
2026	34,842	(13,512)
2027	12,170	(13,512)
2028	7,413	(13,549)
2029	7,392	(13,512)
Thereafter	22,279	(14,811)
Total	$123,360	$(83,198)